INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 4,911,996	$ 5,246,697
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	4,852,638	5,183,255
Vessels and equipment | Pledged as collateral
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 4,911,897	$ 5,246,518